Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements of Cash Flows(Parenthetical) [Abstract]
Equity method investment, dividends	$ 48	$ 47	$ 45